Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
30.	Subsequent events

The global impact of Covid-19 has resulted in significant declines in global stock markets and has contributed to a great deal  of uncertainty as to the health of the global economy over the next 12 to 18 months. The Company has at least one employee at Bridge Farm who has tested positive for the COVID-19 virus and is being attended to by health professionals. Although we do not expect to close the Bridge Farm facilities, we have taken additional precautions and plan to reduce operations at Bridge Farm starting April 1, 2020. There can be no guarantee that we will not have to suspend operations at Bridge Farm for a significant period of time

The impact of COVID-19 is likely to have a negative impact on the Company’s ability to raise financing in the near future or on terms favourable to the Company (see Note 1). The potential impact that Covid-19 will have on the Company’s business or financial results cannot be reasonably estimated at this time. However, any shutdowns requested or mandated by government authorities in response to the outbreak of COVID-19 that may affect the Company, its suppliers, distribution channels or customers may have a material impact to the Company’s planned operations.